Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
US Denominated
USD
Cash	122,319
Accounts receivable	518,999
Accounts payable	104,225
	US Denominated	China Denominated
	USD	RMB
Cash	17,652	1,786
Accounts receivable	2,267,036	-
Accounts payable	88,352	-